Employee costs	12 Months Ended
Dec. 31, 2020
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Employee costs
9. Employee costs

	2020 £m	2019 £m	2018 £m
Wages and salaries	7,802	7,583	7,203
Social security costs	917	852	795
Pension and other post-employment costs, including augmentations (Note 30)	519	560	586
Cost of share-based incentive plans	393	432	393
Severance and other costs from integration and restructuring activities	618	428	463

	10,249	9,855	9,440

The increase in wages and salaries included the impact of movements in exchange rates. The Group provides benefits to employees, commensurate with local practice in individual countries, including, in some markets, healthcare insurance, subsidised car schemes and personal life assurance.
The cost of share-based incentive plans is analysed as follows:

	2020 £m	2019 £m	2018 £m
Share Value Plan	313	302	304
Performance Share Plan	64	58	49
Share option plans	4	4	4
Cash settled and other plans	12	68	36

	393	432	393

The average monthly number of persons employed by the Group (including Directors) during the year was:

	2020 Number	2019 Number	2018 Number
Manufacturing	34,898	36,653	37,296
Selling, general and administration	49,162	48,535	47,887
Research and development	11,824	12,026	11,668

	95,884	97,214	96,851

The average monthly number of Group employees excludes temporary and contract staff. The numbers of Group employees at the end of each financial year are given in the financial record on page 251.
The compensation of the Directors and Senior Management (members of the CET) in aggregate, was as follows:

	2020 £m	2019 £m	2018 £m
Wages and salaries	23	28	29
Social security costs	4	4	3
Pension and other post-employment costs	3	3	3
Cost of share-based incentive plans	25	27	20

	55	62	55

Further information on the remuneration of the Directors is given in the sections of the annual report on remuneration labelled as audited within pages 112 to 138.